CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flow From Operating Activities:
Net loss	$ (1,202,497)	$ (831,037)	$ (5,612,919)	$ (1,192,452)
Reconciliation of net loss to net cash used in operating activities:
Depreciation	21,760	2,129	12,120	7,375
Amortization of debt discount	14,333	166,903	321,568	167,109
Amortization of restricted shares			8,000
Amortization of deferred finance costs	27,475	15,406	88,638	2,326
Fair value of shares of common stock and warrants exceeding liability satisfied	73,423
Amortization of intangible assets			4,035
Common stock issued for services			768,500
Common stock issued for conversion of interest			1,176
Fair value of options issued to employee	53,348		82,394
Fair value of warrants issued for services			422,296
Impairment of intangible asset			134,909
Impairment of vehicles			142,309
Gain on settlement of debt			(14,679)
Bad debt expense				4,465
Loss on sale of property and equipment				1,440
Change in operating assets and liabilities:
Accounts receivable	(11,104)	(18,080)	(12,528)	(5,346)
Notes receivable			(226,828)
Prepaid expenses and other current assets	(21,057)	7,203	5,289	(18,914)
Deferred financing costs		(39,750)	(179,350)	(147,684)
Other assets	6,500	(4,000)	(66,895)	(6,900)
Accounts payable	474,574	104,989	653,772	146,627
Accounts payable, related party	(163,385)	94,375	458,773	(58,588)
Accrued compensation			124,500	(43,445)
Accrued interest	87,999	62,163	324,980	40,518
Accrued interest, related party		(101)	1,044	383
Customer deposits		(3,341)		1,809
Deferred revenue			(3,341)
Net cash used in operating activities	(638,631)	(443,141)	(2,562,237)	(1,101,277)
Cash Flows From Investing Activities:
Proceeds from deferred sales of intangible assets			450,000
Proceeds from sale of property and equipment				1,199
Purchases of property and equipment	(230)	(232)	(52,506)	(14,395)
Net cash provided by (used in) investing activities	(230)	(232)	397,494	(13,196)
Cash Flows From Financing Activities:
Proceeds from long term convertible notes		374,955	1,870,000	1,650,000
Proceeds from promissory notes	50,000		44,000	12,500
Repayment of notes payable to shareholder		(1,400)	(28,626)	(40,700)
Repayment of note payable	(94,000)	(4,448)	(12,506)	(9,576)
Payment of financing costs	(10,000)
Proceeds from note payable				12,506
Payment to minority shareholder				(500,000)
Advance from shareholders		26,200	26,200
Proceeds from convertible notes payable			100,000
Proceeds from sale of common stock	740,000		130,000
Net cash provided by financing activities	686,000	395,307	2,129,068	1,124,730
Net (decrease) increase in cash	47,139	(48,066)	(35,675)	10,257
Cash at beginning of year	42,359	78,034	78,034	67,777
Cash at end of year	89,498	29,968	42,359	78,034
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for: Interest	6,000	5,436	5,436	5,905
Cash paid during the year for: Income taxes
Non-cash investing and financing activity:
Recapitalization of The Grilled Cheese Truck, Inc.				1,122,971
Common stock issued as a result of convertible debt conversion			612,500
Beneficial conversion feature on warrants issued concurrent with notes		17,995	89,743	79,186
Common stock issued in lieu of accrued interest			52,545
Common stock issued in connection with asset purchase agreement			500,000
Warrants issued in connection with asset purchase agreement			128,993
Assets purchase in connection with asset purchase agreement			682,383
Liabilities assumed in connection with asset purchase agreement			53,390
Common stock issued to satisfy promissory note and accrued interest related party	14,002
Common stock issued to satisfy promissory note and accrued interest	45,852
Common stock issued for payment of accounts payable	19,985		56,571
Due from licensee			250,000
Reclassification of property and equipment to vehicles held for sale			77,390
Vehicle sold and assignment of note payable	53,390
Vehicle sold and issuance of receivable	$ 24,000